Bank Premises and Equipment	12 Months Ended
Dec. 31, 2015
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2015 and 2014 were as follows:

	Estimated
	useful lives				2015	2014
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$523,022	$509,830
Furniture, equipment and vehicles	1	-	20	years	274,923	269,861
Land					121,936	125,414
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(403,165)	(378,682)
Bank premises and equipment, net					$516,716	$526,423